Loans - Interest Income on Non-Accrual Loans, Excluding PCD Loans (Details) - Northfield Bancorp, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recorded Investment
Total interest income on non-accrual loans	$ 662	$ 753
Multifamily
Recorded Investment
Total interest income on non-accrual loans	181
Commercial mortgage
Recorded Investment
Total interest income on non-accrual loans		150
Home equity and lines of credit
Recorded Investment
Total interest income on non-accrual loans		36
Real estate loans: | Multifamily
Recorded Investment
Total interest income on non-accrual loans		146
Real estate loans: | Commercial mortgage
Recorded Investment
Total interest income on non-accrual loans	97
Real estate loans: | Home equity and lines of credit
Recorded Investment
Total interest income on non-accrual loans	46
Commercial and industrial loans
Recorded Investment
Total interest income on non-accrual loans	$ 338	$ 421